Investment in Real Estate-Related Loan and Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment in Real Estate-Related Loan [Abstract]
Investment In Real Estate Loans [Table Text Block]
The following table details the Company’s CMBS activity for the six months ended June 30, 2021:

Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms	Trade Date	Face Amount	Beginning Balance 12/31/20	Purchases	Sales / Principal Payments	Unrealized Gain / (Loss) (2)	Ending Balance 6/30/21	Realized Gain / (Loss) (3)
BX 2020 BXLP G	Industrial Paper	L+2.50%	12/15/29	Principal due at maturity	01/23/20	$5,827,000	$5,727,361	$—	$(166,637)	$126,545	$5,687,269	—
CGDB 2019 MOB F	Medical Office Mortgage Loans	L+2.55%	11/15/36	Principal due at maturity	02/04/20	4,000,000	3,861,200	—	—	87,200	3,948,400	—
BX 2019 IMC G	International Markets Center and AmericasMart Atlanta	L+3.60%	4/15/34	Principal due at maturity	03/19/20	3,700,000	3,320,380	—	—	328,930	3,649,310	—
BHMS 2018 ATLS D	Atlantis Paradise Island Resort	L+2.25%	7/15/35	Principal due at maturity	03/20/20	1,998,000	1,960,837	—	(699,300)	(261,338)	1,000,199	289,710
BHMS 2018 ATLS E	Atlantis Paradise Island Resort	L+3.00%	7/15/35	Principal due at maturity	03/30/20	1,550,000	1,505,980	—	—	41,075	1,547,055	—
BX 2020 VIVA D	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	3,287,374	3,285,402	—	(2,745,925)	(539,477)	—	570,470
BX 2020 VIVA E	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	2,319,018	2,193,095	—	(446,786)	8,684	1,754,993	120,485
CGCMT 2020-WSS F	WoodSpring Suites Extended Stay Hotel	L+2.71%	2/16/27	Principal due at maturity	07/08/20	3,160,000	2,859,340	—	—	124,682	2,984,022	—

						$25,841,392	$24,713,595	$—	$(4,058,648)	$(83,699)	$20,571,248	$980,665

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of June 30, 2021 and December 31, 2020, one-month LIBOR was equal to 0.10% and 0.14%, respectively.
(2)
Unrealized gain/loss on debt security investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.

(3)	Realized gain/loss is included in other income (expense) on the consolidated statement of operations.
The following table details the Company’s CMBS activity for the six month
s
 ended June 30, 2020:

Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms	Trade Date	Face Amount	Beginning Balance 12/31/19	Purchases	Sales / Principal Payments	Unrealized Gain / (Loss) (2)	Ending Balance 6/30/20	Realized Gain / (Loss) (3)
BX 2020 BXLP G	Industrial Paper	L+2.50%	12/15/29	Principal due at maturity	01/23/20	$10,827,000	$—	$10,827,000	$—	$(487,215)	$10,339,785	—
CGDB 2019 MOB F	Medical Office Mortgage Loans	L+2.55%	11/15/36	Principal due at maturity	02/04/20	4,000,000	—	4,005,000	—	(264,600)	3,740,400	—
BXMT 2020 FL 2	Commercial Real Estate Collateralized Loan Obligation	L+1.95%	2/16/37	Principal due at maturity	01/31/20	4,000,000	—	4,000,000	—	(359,168)	3,640,832	—
BX 2019 IMC G	International Markets Center and AmericasMart Atlanta	L+3.60%	4/15/34	Principal due at maturity	03/19/20	3,700,000	—	2,493,923	—	493,841	2,987,764	—
BHMS 2018 ATLS D	Atlantis Paradise Island Resort	L+2.25%	7/15/35	Principal due at maturity	03/20/20	1,998,000	—	1,399,098	—	347,526	1,746,624	—
BHMS 2018 ATLS E	Atlantis Paradise Island Resort	L+3.00%	7/15/35	Principal due at maturity	03/30/20	1,550,000	—	999,750	—	314,259	1,314,009	—
BX 2020 VIVA D	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	4,680,982	—	3,901,172	—	288,602	4,189,774	—
BX 2020 VIVA E	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	2,319,018	—	1,787,375	—	187,990	1,975,365	—

						$33,075,000	$—	$29,413,318	$—	$521,235	$29,934,553	—

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of June 30, 2020 and December 31, 2019, one-month LIBOR was equal to 0.16% and 1.76%, respectively.
(2)
Unrealized gain/loss on debt security investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.

(3)	Realized gain/loss is included in other income (expense) on the consolidated statement of operations.

The following table details the Company’s real estate-related loan investments as of June 30, 2021 and December 31, 2020:

						As of June 30, 2021
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount/ Origination Fees	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2022	Principal due at maturity	$1.525 billion (3)	$25,000,000	$—	$25,000,000
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(206,666)	24,793,334
111 Montgomery	The 111 Montgomery Street Condominium Brooklyn, New York	L+7.00%	February 2024	Principal due at maturity	none	2,729,835	(39,575)	2,690,260
The Avery Senior Loan	The Avery Condominium San Francisco, California	L+7.30%	February 2024	Principal due at maturity	none	8,981,021	(95,249)	8,885,772
The Avery Mezzanine Loan	The Avery Condominium San Francisco, California	L+12.50%	February 2024	Principal due at maturity	$200.1 million (5)	2,044,580	(21,366)	2,023,214

						$63,755,436	$(362,856)	$63,392,580

						As of December 31, 2020
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2021	Principal due at maturity	$1.525 billion (3)	$25,000,000	$—	$25,000,000
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(249,029)	24,750,971

						$50,000,000	$(249,029)	$49,750,971

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of June 30, 2021 and December 31, 2020, one-month LIBOR was equal to 0.10% and 0.14%, respectively.
(2)	Neither investment is subject to delinquent principal or interest as of June 30, 2021 or December 31, 2020.
(3)	The Atlantis Mezzanine Loan is subordinate to a first mortgage loan of $1.20 billion and a $325 million senior mezzanine loan.
(4)	The IMC / AMC Bond Investment is subordinate to a $1.15 billion first mortgage on properties owned by IMC and a $493 million first mortgage on properties owned by AMC.
(5)	The Avery Mezzanine Loan is subordinate to an Oaktree Capital Management first mortgage commitment of $200.1 million.

The following table details the Company’s commercial mortgage backed securities activity for the year ended December 31, 2020:

Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms	Trade Date	Face Amount	Beginning Balance 12/31/19	Purchases	Sales	Unrealized Gain / (Loss) (2)	Ending Balance 12/31/20	Realized Gain / (Loss) (3)
BX 2020 BXLP G	Industrial Paper	L+2.50%	12/15/29	Principal due at maturity	01/23/20	$10,827,000	$—	$10,784,627	$(5,000,000)	$(57,266)	$5,727,361	$(154,435)
CGDB 2019 MOB F	Medical Office Mortgage Loans	L+2.55%	11/15/36	Principal due at maturity	02/04/20	4,000,000	—	4,005,000	—	(143,800)	3,861,200	—
BXMT 2020 FL 2	Commercial Real Estate Collateralized Loan Obligation	L+1.95%	2/16/37	Principal due at maturity	01/31/20	4,000,000	—	4,000,000	(4,000,000)	—	—	(130,000)
BX 2019 IMC G	International Markets Center and AmericasMart Atlanta	L+3.60%	4/15/34	Principal due at maturity	03/19/20	3,700,000	—	2,511,539	—	808,841	3,320,380	—
BHMS 2018 ATLS D	Atlantis Paradise Island Resort	L+2.25%	7/15/35	Principal due at maturity	03/20/20	1,998,000	—	1,408,342	—	552,495	1,960,837	—
BHMS 2018 ATLS E	Atlantis Paradise Island Resort	L+3.00%	7/15/35	Principal due at maturity	03/30/20	1,550,000	—	1,006,970	—	499,010	1,505,980	—
BX 2020 VIVA D	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	4,680,982	—	3,905,526	(1,160,567)	540,443	3,285,402	220,595
BX 2020 VIVA E	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	2,319,018	—	1,790,168	—	402,927	2,193,095	—
CGCMT 2020-WSS E	WoodSpring Suites Extended Stay Hotel	L+ 2.41%	2/16/27	Principal due at maturity	07/08/20	1,839,000	—	1,466,235	(1,466,235)	—	—	208,324
CGCMT 2020-WSS F	WoodSpring Suites Extended Stay Hotel	L+2.71%	2/16/27	Principal due at maturity	07/08/20	3,160,000	—	2,419,063	—	440,277	2,859,340	—

						$38,074,000	$—	$33,297,470	$(11,626,802)	$3,042,927	$24,713,595	$144,484

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of December 31, 2020 and 2019, one-month LIBOR was equal to 0.14% and 1.76%, respectively.
(2)
Unrealized gains/(losses) on investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.

(3)	Realized gains on investments are included in other income (expense) on the consolidated statement of operations.

The Company did not have any commercial mortgage backed securities activity for the year ended December 31, 2019.
The following table details the Company’s real estate-related loan investments as of December 31, 2020 and 2019:

						As of December 31, 2020
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2021	Principal due at maturity	$1.525 billion (3)	$25,000,000	$—	$25,000,000
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(249,029)	24,750,971

						$50,000,000	$(249,029)	$49,750,971

						As of December 31, 2019
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2021	Principal due at maturity	$1.525 billion (3)	$25,000,000	$(367,510)	$24,632,490
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(334,691)	24,665,309

						$50,000,000	$(702,201)	$49,297,799

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of December 31, 2020 and 2019, one-month LIBOR was equal to 0.14% and 1.76%, respectively.
(2)	Neither investment is subject to delinquent principal or interest as of December 31, 2020 or December 31, 2019.
(3)	The Atlantis Mezzanine Loan is subordinate to a first mortgage loan of $1.20 billion and a $325 million senior mezzanine loan.
(4)	The IMC / AMC Bond Investment is subordinate to a $1.15 billion first mortgage on properties owned by IMC and a $493 million first mortgage on properties owned by AMC.